Stated Capital - Summary of Beneficial Shareholders (Detail)	Dec. 31, 2024 shares
Public Investment Corporation (Government Employees Pension Fund)1
Disclosure of beneficial ownership [line items]
Number of shares issued (in shares)	189,528,728
% of issued ordinary shares	21.18%
VanEck Vectors Gold Miners ETF
Disclosure of beneficial ownership [line items]
Number of shares issued (in shares)	39,430,264
% of issued ordinary shares	4.41%